UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Loomis Sayles Bond Fund
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 29, 2018
Rating	Percentage of Fund Investments
Aaa	14.40%
Aa1	1.10
Aa3	0.13
A1	1.08
A2	0.23
A3	5.84
Baa1	2.28
Baa2	10.76
Baa3	6.75
Ba1	3.25
Ba2	2.86
Ba3	6.32
B1	4.52
B2	1.29
B3	4.30
CCC, CC, C	5.67
Equities	1.46
Not Rated	1.40
Short Term Investments	26.36
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 992.30	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.74
Investor Class
Actual	$1,000.00	$ 991.20	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.48
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares and 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 3.93%
	ArcelorMittal
$ 80,000	5.50%, 03/01/2021	$ 83,360
895,000	7.00%, 10/15/2039	1,028,131
3,625,000	6.75%, 03/01/2041	4,096,250
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	555,913
3,485,000	5.25%, 04/01/2042	3,644,787
2,825,000	Barrick North America Finance LLC 5.75%, 05/01/2043	3,146,784
119,000	Chemours Co 6.63%, 05/15/2023	124,801
200,000	First Quantum Minerals Ltd(b) 7.50%, 04/01/2025	197,380
1,345,000	Freeport-McMoRan Inc 5.45%, 03/15/2043	1,179,834
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	133,945
435,000	7.25%, 06/01/2028	546,524
90,000	8.88%, 05/15/2031	131,565
	Hexion Inc
480,000	9.20%, 03/15/2021	388,800
2,220,000	7.88%, 02/15/2023	1,776,000
1,000,000	Hexion Inc / Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	840,000
3,750,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	3,751,875
190,000	Methanex Corp 5.25%, 03/01/2022	195,640
2,080,000	Newmont Mining Corp 4.88%, 03/15/2042	2,084,271
565,000	Rio Tinto Finance USA PLC 4.13%, 08/21/2042	556,534
3,070,000	United States Steel Corp(c) 6.65%, 06/01/2037	2,801,375
		27,263,769
Communications — 8.35%
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,118,520
2,490,000	AT&T Inc 3.95%, 01/15/2025	2,434,596
1,155,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.13%, 05/01/2027	1,078,481
	CenturyLink Inc
515,000	5.63%, 04/01/2025(c)	486,675
860,000	7.60%, 09/15/2039	713,800
950,000	7.65%, 03/15/2042	788,500
	Cincinnati Bell Inc(b)
1,335,000	7.00%, 07/15/2024	1,218,187
1,225,000	8.00%, 10/15/2025	1,142,312
3,930,000	Clear Channel Worldwide Holdings Inc 7.63%, 03/15/2020	3,906,577
Principal Amount(a)		Fair Value
Communications — (continued)
$ 615,000	Consolidated Communications Inc(c) 6.50%, 10/01/2022	$ 573,487
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	869,705
1,355,000	CSC Holdings LLC(b) 5.38%, 02/01/2028	1,253,375
1,640,000	DISH DBS Corp(c) 5.00%, 03/15/2023	1,422,700
10,070,000	DISH Network Corp 2.38%, 03/15/2024	8,867,723
775,000	Embarq Corp 8.00%, 06/01/2036	731,406
1,125,000	Frontier Communications Corp 11.00%, 09/15/2025	899,662
290,000	Lamar Media Corp 5.00%, 05/01/2023	293,988
	Qwest Capital Funding Inc
150,000	7.63%, 08/03/2021	155,250
1,960,000	6.88%, 07/15/2028	1,791,538
3,500,000	7.75%, 02/15/2031	3,124,940
	Qwest Corp
500,000	7.25%, 09/15/2025	534,108
1,837,000	6.88%, 09/15/2033	1,721,682
	Sprint Capital Corp
5,474,000	6.88%, 11/15/2028	5,255,040
540,000	8.75%, 03/15/2032	577,800
815,000	Sprint Communications Inc 6.00%, 11/15/2022	807,869
	Sprint Corp
545,000	7.88%, 09/15/2023	565,097
215,000	7.13%, 06/15/2024	217,062
	Telecom Italia Capital SA
365,000	6.38%, 11/15/2033	359,525
735,000	6.00%, 09/30/2034	700,455
	Telefonica Emisiones SAU
225,000	5.13%, 04/27/2020	232,107
200,000	GBP, 5.29%, 12/09/2022	300,352
400,000	GBP, 5.38%, 02/02/2026	616,714
525,000	7.05%, 06/20/2036	630,721
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	34,219
235,000	5.50%, 09/01/2041	218,492
200,000	4.50%, 09/15/2042	164,215
	Viacom Inc
65,000	4.38%, 03/15/2043	53,961
390,000	5.85%, 09/01/2043	391,669
1,065,000	5.25%, 04/01/2044	999,526
2,100,000	Videotron Ltd(b) CAD, 5.63%, 06/15/2025	1,669,266
400,000	Virgin Media Finance PLC(b) 6.00%, 10/15/2024	380,520
4,000,000	VTR Finance BV(b) 6.88%, 01/15/2024	4,018,800
	Windstream Services LLC / Windstream Finance Corp
215,000	7.75%, 10/15/2020	192,963
1,845,000	7.50%, 04/01/2023	1,245,375
2,082,000	8.75%, 12/15/2024(b)	1,316,865

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,960,000	Ziggo BV(b) 5.50%, 01/15/2027	$ 1,830,836
		57,906,661
Consumer, Cyclical — 11.68%
189,743	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	193,386
935,000	Allison Transmission Inc(b) 4.75%, 10/01/2027	871,888
310,093	American Airlines 2013-1 Class A Pass Through Trust 4.00%, 07/15/2025	309,259
151,651	American Airlines 2013-1 Class B Pass Through Trust(b) 5.63%, 01/15/2021	154,305
4,494,392	American Airlines 2013-2 Class A Pass Through Trust 4.95%, 01/15/2023	4,632,145
5,842,391	American Airlines 2016-1 Class B Pass Through Trust 5.25%, 01/15/2024	5,959,238
7,440,000	American Airlines Group Inc(b) 5.50%, 10/01/2019	7,514,400
67,000	Beazer Homes USA Inc 7.25%, 02/01/2023	68,508
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018	13,601,700
51,790	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	53,152
704,108	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	767,337
	Dillard's Inc
500,000	7.88%, 01/01/2023	556,364
1,070,000	7.75%, 07/15/2026	1,204,315
380,000	Foot Locker Inc 8.50%, 01/15/2022	434,150
	Ford Motor Co
155,000	6.50%, 08/01/2018(c)	155,470
265,000	7.50%, 08/01/2026	308,826
245,000	4.35%, 12/08/2026	239,522
50,000	6.63%, 02/15/2028	55,705
755,000	6.63%, 10/01/2028	846,740
2,080,000	6.38%, 02/01/2029	2,258,099
2,035,000	7.45%, 07/16/2031	2,391,206
1,165,000	5.29%, 12/08/2046	1,080,648
10,770,000	Ford Motor Credit Co LLC 4.39%, 01/08/2026	10,556,442
790,000	General Motors Co 5.20%, 04/01/2045	724,577
	General Motors Financial Co Inc
1,210,000	4.38%, 09/25/2021	1,233,209
2,330,000	5.25%, 03/01/2026	2,414,416
3,780,000	Goodyear Tire & Rubber Co 4.88%, 03/15/2027	3,454,013
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 2,595,000	Group 1 Automotive Inc 5.00%, 06/01/2022	$ 2,588,513
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	93,375
45,000	K Hovnanian Enterprises Inc 5.00%, 11/01/2021	40,725
	Lennar Corp
1,760,000	4.50%, 06/15/2019	1,764,400
1,330,000	4.75%, 11/15/2022	1,325,844
50,000	Macy's Retail Holdings Inc 4.50%, 12/15/2034	43,124
	PulteGroup Inc
1,000,000	6.38%, 05/15/2033	1,000,000
3,870,000	6.00%, 02/15/2035	3,734,550
665,000	Toro Co 6.63%, 05/01/2037	784,246
	TRI Pointe Group Inc / TRI Pointe Homes Inc
415,000	4.38%, 06/15/2019	417,158
5,000	5.88%, 06/15/2024	4,963
	TRU Taj LLC / TRU Taj Finance Inc(b)
1,301,000	11.00%, 01/22/2019	1,353,040
1,021,000	12.00%, 08/15/2021(d)(e)	765,750
256,712	United Airlines 2007-1 Pass Through Trust 6.64%, 07/02/2022	269,548
887,045	United Airlines 2014-1 Class A Pass Through Trust 4.00%, 04/11/2026	889,263
428,034	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	476,646
971,323	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,039,704
1,651,890	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	1,734,484
668,506	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	682,946
		81,047,299
Consumer, Non-Cyclical — 4.52%
255,000	Albertsons Cos LLC / Safeway Inc / New Albertsons Inc / Albertson's LLC 5.75%, 03/15/2025	225,675
475,000	Avon Products Inc 8.95%, 03/15/2043	367,075
620,000	Boston Scientific Corp 6.00%, 01/15/2020	645,921
	HCA Inc
395,000	7.50%, 12/15/2023	423,638
575,000	8.36%, 04/15/2024	642,563
265,000	7.69%, 06/15/2025	287,525
1,115,000	7.58%, 09/15/2025	1,204,200
2,505,000	7.05%, 12/01/2027	2,586,412
725,000	7.50%, 11/06/2033	763,063

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 175,000	7.75%, 07/15/2036	$ 184,625
750,000	Kindred Healthcare Inc 8.75%, 01/15/2023	799,222
285,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	310,915
3,895,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc(b) 7.88%, 10/01/2022	3,758,675
	New Albertsons LP
805,000	7.75%, 06/15/2026(c)	696,325
4,425,000	6.63%, 06/01/2028	3,407,250
4,960,000	7.45%, 08/01/2029	4,017,600
895,000	8.70%, 05/01/2030(c)	780,888
1,790,000	8.00%, 05/01/2031(c)	1,467,800
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,211,250
2,775,000	SUPERVALU Inc(c) 6.75%, 06/01/2021	2,822,730
	Tenet Healthcare Corp
515,000	7.50%, 01/01/2022(b)	535,600
1,180,000	6.75%, 06/15/2023(c)	1,174,100
2,615,000	5.13%, 05/01/2025(b)	2,485,884
425,000	6.88%, 11/15/2031	386,750
150,000	United Rentals North America Inc 4.88%, 01/15/2028	139,313
		31,324,999
Energy — 8.33%
915,351	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	984,438
	Anadarko Petroleum Corp
520,000	3.45%, 07/15/2024	500,892
820,000	4.50%, 07/15/2044	763,035
	Baytex Energy Corp(b)
415,000	5.13%, 06/01/2021	401,513
420,000	5.63%, 06/01/2024	393,750
2,230,000	Bellatrix Exploration Ltd(b)(c) 8.50%, 05/15/2020	1,482,950
	California Resources Corp
359,000	5.50%, 09/15/2021	314,125
4,750,000	8.00%, 12/15/2022(b)(c)	4,310,625
48,000	6.00%, 11/15/2024	39,120
	Chesapeake Energy Corp
390,000	6.63%, 08/15/2020	400,725
35,000	6.88%, 11/15/2020	36,138
1,175,000	6.13%, 02/15/2021	1,189,687
2,965,000	4.88%, 04/15/2022(c)	2,846,400
190,000	5.75%, 03/15/2023	179,550
275,000	5.50%, 09/15/2026	279,478
4,745,000	8.00%, 06/15/2027(c)	4,828,037
	Continental Resources Inc
40,000	5.00%, 09/15/2022	40,602
475,000	4.50%, 04/15/2023	482,340
1,170,000	3.80%, 06/01/2024	1,140,923
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	415,738
Principal Amount(a)		Fair Value
Energy — (continued)
$ 3,115,000	Devon Energy Corp 3.25%, 05/15/2022	$ 3,061,256
790,000	Eclipse Resources Corp 8.88%, 07/15/2023	748,525
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	876,305
675,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	858,226
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,616,894
500,000	EQT Corp 8.13%, 06/01/2019	522,570
200,000	Global Marine Inc(c) 7.00%, 06/01/2028	202,000
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	639,474
250,000	Kinder Morgan Inc 7.80%, 08/01/2031	301,816
	MEG Energy Corp(b)
155,000	6.38%, 01/30/2023	144,731
2,020,000	7.00%, 03/31/2024	1,886,175
	MPLX LP
80,000	4.50%, 07/15/2023	81,666
295,000	4.88%, 06/01/2025	303,224
2,700,000	Newfield Exploration Co 5.63%, 07/01/2024	2,845,125
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	232,253
70,000	6.20%, 09/15/2043	78,532
1,075,000	Petrobras Global Finance BV 5.63%, 05/20/2043	874,384
2,135,000	Precision Drilling Corp 5.25%, 11/15/2024	2,017,575
	QEP Resources Inc
813,000	5.38%, 10/01/2022	827,228
1,120,000	5.25%, 05/01/2023	1,094,800
	Range Resources Corp
1,455,000	5.00%, 08/15/2022	1,440,450
490,000	5.00%, 03/15/2023	476,035
965,000	4.88%, 05/15/2025(c)	904,687
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	176,313
805,000	SM Energy Co(c) 1.50%, 07/01/2021	829,302
970,000	Southwestern Energy Co 6.70%, 01/23/2025	949,387
4,340,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	5,277,969
	Transocean Inc
1,090,000	5.80%, 10/15/2022(c)	1,081,498
2,090,000	6.80%, 03/15/2038	1,698,125
3,655,000	Transocean Proteus Ltd(b) 6.25%, 12/01/2024	3,691,550

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,130,000	Vine Oil & Gas LP(b) 8.75%, 04/15/2023	$ 1,045,250
		57,813,391
Financial — 15.96%
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	745,386
600,000	3.50%, 05/26/2022	586,725
100,000	AGFC Capital Trust I(b)(f) 4.10%, 01/15/2067 3-mo. LIBOR + 1.75%	58,000
	Ally Financial Inc
552,000	8.00%, 12/31/2018	562,350
1,500,000	3.50%, 01/27/2019	1,498,125
3,770,000	5.13%, 09/30/2024	3,835,975
869,000	8.00%, 11/01/2031	1,034,110
	American International Group Inc
60,000	4.88%, 06/01/2022	62,829
75,000	4.13%, 02/15/2024	75,317
7,800,000	Banco Santander SA 5.18%, 11/19/2025	7,857,284
	Bank of America Corp
50,000	EUR, 0.23%, 09/14/2018(f) 3-mo. EURIBOR + 0.55%	58,404
800,000	5.49%, 03/15/2019	813,476
1,857,000	3.00%, 12/20/2023	1,800,678
450,000	4.25%, 10/22/2026	444,519
800,000	4.18%, 11/25/2027	778,818
1,900,000	6.11%, 01/29/2037	2,181,213
810,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	798,063
5,925,000	Citigroup Inc 3.50%, 05/15/2023	5,792,135
610,000	Deutsche Bank AG 4.88%, 12/01/2032	521,867
1,402,886	Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust(b) 6.13%, 11/30/2019	1,428,559
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022	2,260,570
1,900,000	Global Atlantic Finance Co(b) 8.63%, 04/15/2021	2,125,199
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021	6,287,709
1,600,000	6.75%, 10/01/2037	1,900,621
	International Lease Finance Corp
290,000	8.25%, 12/15/2020	319,203
1,105,000	4.63%, 04/15/2021	1,129,211
860,000	iStar Inc 4.63%, 09/15/2020	847,100
345,000	Jefferies Finance LLC / JFIN Co-Issuer Corp(b) 6.88%, 04/15/2022	344,138
Principal Amount(a)		Fair Value
Financial — (continued)
	Jefferies Group LLC
$ 975,000	6.88%, 04/15/2021	$ 1,050,679
1,165,000	5.13%, 01/20/2023	1,212,858
705,000	6.45%, 06/08/2027	760,432
1,140,000	6.25%, 01/15/2036	1,168,074
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	909,013
1,035,000	JPMorgan Chase Bank NA 1.65%, 09/23/2019	1,020,147
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,230,000
2,472,000	Lloyds Banking Group PLC 4.58%, 12/10/2025	2,422,447
600,000	MBIA Insurance Corp(b)(f) 13.61%, 01/15/2033 3-mo. LIBOR + 11.26%	306,000
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	331,975
1,355,000	2.31%, 08/01/2039	2,086,700
	Morgan Stanley
1,025,000	AUD, 4.75%, 11/16/2018	764,755
435,000	5.75%, 01/25/2021	459,975
2,225,000	CAD, 3.13%, 08/05/2021	1,700,742
11,545,000	4.10%, 05/22/2023	11,585,171
3,895,000	4.35%, 09/08/2026	3,846,627
570,000	3.95%, 04/23/2027	543,177
3,005,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	3,706,897
	Navient Corp
345,000	5.50%, 01/15/2019	347,760
190,000	5.50%, 01/25/2023	186,675
1,035,000	6.13%, 03/25/2024(c)	1,022,063
395,000	5.88%, 10/25/2024	381,669
825,000	6.75%, 06/15/2026	806,190
3,035,000	5.63%, 08/01/2033	2,564,575
2,120,000	Old Republic International Corp 4.88%, 10/01/2024	2,196,895
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	634,610
	Quicken Loans Inc(b)
495,000	5.75%, 05/01/2025	484,496
565,000	5.25%, 01/15/2028	521,100
3,514,000	Royal Bank of Canada 1.63%, 04/15/2019	3,483,809
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(g)	82,155
620,000	6.10%, 06/10/2023	652,771
1,185,000	6.00%, 12/19/2023	1,243,063
3,560,000	Societe Generale SA(b) 4.75%, 11/24/2025	3,509,564
	Springleaf Finance Corp
1,325,000	5.25%, 12/15/2019	1,341,562
2,545,000	6.00%, 06/01/2020	2,611,806
2,055,000	7.75%, 10/01/2021	2,209,125
1,840,000	6.88%, 03/15/2025	1,826,200

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,870,000	Wand Merger Corp(b) 9.13%, 07/15/2026	$ 1,888,700
	XLIT Ltd
575,000	6.38%, 11/15/2024	645,560
725,000	6.25%, 05/15/2027	828,470
		110,722,071
Industrial — 2.63%
1,650,000	APL Ltd 8.00%, 01/15/2024	1,604,625
	Bombardier Inc(b)
4,505,000	6.00%, 10/15/2022	4,486,755
1,550,000	CAD, 7.35%, 12/22/2026	1,208,497
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	874,279
352,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	356,400
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	470,880
	Masco Corp
466,000	7.75%, 08/01/2029	564,360
431,000	6.50%, 08/15/2032	481,118
502,000	Owens Corning 7.00%, 12/01/2036	581,197
1,790,000	Sealed Air Corp(b) 5.50%, 09/15/2025	1,839,225
837,000	TransDigm Inc 6.50%, 07/15/2024	851,647
3,930,000	WestRock Co 4.00%, 03/01/2023	3,976,721
	WestRock MWV LLC
485,000	8.20%, 01/15/2030	641,035
230,000	7.95%, 02/15/2031	301,645
		18,238,384
Technology — 3.47%
461,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	485,203
1,090,000	Amkor Technology Inc 6.38%, 10/01/2022	1,109,075
	Apple Inc
2,140,000	1.10%, 08/02/2019	2,109,676
280,000	1.55%, 02/07/2020	275,028
6,395,000	1.80%, 05/11/2020	6,286,405
	Dell International LLC / EMC Corp(b)
1,240,000	6.02%, 06/15/2026	1,303,578
1,575,000	8.10%, 07/15/2036	1,839,134
1,130,000	8.35%, 07/15/2046	1,360,034
375,000	Evolent Health Inc 2.00%, 12/01/2021	425,325
1,250,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	1,234,025
Principal Amount(a)		Fair Value
Technology — (continued)
$ 7,770,000	Microsoft Corp 1.10%, 08/08/2019	$ 7,649,428
		24,076,911
Utilities — 1.33%
945,155	Bruce Mansfield Unit 1 2007 Pass Through Trust(d)(h) 6.85%, 06/01/2034	467,851
2,210,000	EDP Finance BV(b) 4.13%, 01/15/2020	2,228,078
1,900,000	Enel Finance International NV(b) 6.00%, 10/07/2039	2,110,202
	NGL Energy Partners LP / NGL Energy Finance Corp
160,000	6.88%, 10/15/2021	162,000
1,090,000	7.50%, 11/01/2023	1,100,900
2,420,000	6.13%, 03/01/2025	2,286,900
820,000	Vistra Energy Corp(b) 8.13%, 01/30/2026	890,725
		9,246,656
TOTAL CORPORATE BONDS AND NOTES — 60.20% (Cost $403,586,028)		$417,640,141
CONVERTIBLE BONDS
Basic Materials — 0.04%
215,000	RPM International Inc 2.25%, 12/15/2020	261,304
Communications — 0.55%
1,085,000	Viavi Solutions Inc 0.63%, 08/15/2033	1,090,105
2,260,000	Booking Holdings Inc(c) 0.90%, 09/15/2021	2,700,033
53,901	Liberty Interactive LLC 3.50%, 01/15/2031	34,058
		3,824,196
Consumer, Cyclical — 0.13%
810,000	KB Home 1.38%, 02/01/2019	878,592
Financial — 0.15%
1,080,000	iStar Inc(b) 3.13%, 09/15/2022	1,050,207
Technology — 1.86%
1,070,000	Microchip Technology Inc 1.63%, 02/15/2025	1,866,958
	Nuance Communications Inc
615,000	1.25%, 04/01/2025(c)	578,168
3,517,000	1.50%, 11/01/2035	3,380,101
1,685,000	1.00%, 12/15/2035	1,508,068

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 2,435,000	ON Semiconductor Corp 1.00%, 12/01/2020	$ 3,203,440
2,505,000	Rovi Corp 0.50%, 03/01/2020	2,375,203
		12,911,938
TOTAL CONVERTIBLE BONDS — 2.73% (Cost $16,791,931)		$ 18,926,237
FOREIGN GOVERNMENT BONDS AND NOTES
	Canadian Government Bond
8,945,000	CAD, 1.25%, 09/01/2018	6,801,711
3,625,000	CAD, 0.75%, 09/01/2020	2,691,073
	Mexican Bonos
835,000 (i)	MXP, 6.50%, 06/10/2021	4,070,258
845,500 (i)	MXP, 8.00%, 12/07/2023	4,318,254
1,145,000 (i)	MXP, 10.00%, 12/05/2024	6,474,242
335,000 (i)	MXP, 7.50%, 06/03/2027(c)	1,676,598
85,000 (i)	MXP, 8.50%, 05/31/2029	456,486
115,000 (i)	MXP, 7.75%, 05/29/2031	584,721
10,505,000	New South Wales Treasury Corp AUD, 3.50%, 03/20/2019	7,858,972
12,670,000	New Zealand Government Bond NZD, 5.00%, 03/15/2019	8,775,480
	Norway Government Bond(b)
9,545,000	NOK, 4.50%, 05/22/2019	1,210,818
6,650,000	NOK, 3.75%, 05/25/2021	877,798
	Saudi Government International Bond(b)
1,385,000	2.38%, 10/26/2021	1,329,877
3,075,000	3.25%, 10/26/2026	2,880,795
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 7.21% (Cost $66,691,321)		$ 50,007,083
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.04%
26,328	GS Mortgage Securities Trust(j) Series 2007-GG10 Class AM 5.98%, 08/10/2045	26,759
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 318,501	Institutional Mortgage Securities Canada Inc(b) Series 2014-5A Class A1 CAD, 2.00%, 07/12/2047	$ 241,951
TOTAL MORTGAGE-BACKED SECURITIES — 0.04% (Cost $323,395)		$ 268,710
MUNICIPAL BONDS AND NOTES
1,525,000	Michigan Tobacco Settlement Finance Authority Series A 7.31%, 06/01/2034	1,557,254
2,520,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	2,490,037
TOTAL MUNICIPAL BONDS AND NOTES — 0.58% (Cost $4,032,101)		$ 4,047,291
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
28,000,000	0.75%, 09/30/2018	27,914,779
50,000,000	1.25%, 03/31/2019(c)	49,617,188
TOTAL U.S. TREASURY BONDS AND NOTES — 11.18% (Cost $77,976,472)		$ 77,531,967
Shares
COMMON STOCK
Consumer, Cyclical — 0.28%
172,110	Ford Motor Co	1,905,258
Energy — 0.03%
42,007	Chesapeake Energy Corp(c)(k)	220,117
Industrial — 0.35%
58,834	Arconic Inc	1,000,766
51,679	Corning Inc	1,421,689
		2,422,455
TOTAL COMMON STOCK — 0.66% (Cost $5,112,468)		$ 4,547,830

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Energy — 0.02%
203	Chesapeake Energy Corp, 5.75%(b)	$ 124,136
TOTAL CONVERTIBLE PREFERRED STOCK — 0.02% (Cost $196,433)		$ 124,136
PREFERRED STOCK
Communications — 0.00%(l)
742	Cincinnati Bell Inc(c)	36,658
Energy — 0.29%
10,011	Chesapeake Energy Corp(c)	608,130
30,000	El Paso Energy Capital Trust I	1,424,463
		2,032,593
Financial — 0.55%
1,484	Bank of America Corp	1,856,484
37,871	iStar Inc	1,763,740
3,200	Welltower Inc	190,206
		3,810,430
Utilities — 0.14%
25,000	Southern California Edison Co(c)	603,500
3,600	Union Electric Co	352,836
		956,336
TOTAL PREFERRED STOCK — 0.98% (Cost $5,622,007)		$ 6,836,017
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.04%
$28,000,000	Federal Home Loan Bank 1.62%, 07/02/2018	27,997,511
U.S. Treasury Bonds and Notes — 17.23%
	U.S. Treasury Bills
36,000,000	1.77%, 08/30/2018	35,890,407
20,000,000	2.02%, 11/08/2018	19,854,405
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 65,000,000	2.23%, 04/25/2019	$ 63,815,558
		119,560,370
Repurchase Agreements — 8.65%
14,262,711	Undivided interest of 15.40% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $14,262,711 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(m)	14,262,711
14,262,711	Undivided interest of 16.50% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $14,262,711 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(m)	14,262,711
2,966,247	Undivided interest of 33.94% in a repurchase agreement (principal amount/value $8,745,882 with a maturity value of $8,747,413) with Merrill Lynch, Pierce, Fenner & Smith, 2.10%, dated 6/29/18 to be repurchased at $2,966,247 on 7/2/18 collateralized by U.S. Treasury securities, 0.13% - 1.63%, 8/31/22 - 7/15/24, with a value of $8,920,800.(m)	2,966,247
14,262,711	Undivided interest of 41.42% in a repurchase agreement (principal amount/value $34,468,235 with a maturity value of $34,474,324) with Citigroup Global Markets Inc, 2.12%, dated 6/29/18 to be repurchased at $14,262,711 on 7/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/5/18 - 8/20/67, with a value of $35,157,600.(m)	14,262,711

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 14,262,711	Undivided interest of 49.83% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $14,262,711 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(m)	$ 14,262,711
		60,017,091
SHORT TERM INVESTMENTS — 29.92% (Cost $207,574,972)		$207,574,972
TOTAL INVESTMENTS — 113.52% (Cost $787,907,128)		$787,504,384
OTHER ASSETS & LIABILITIES, NET — (13.52)%		$ (93,771,458)
TOTAL NET ASSETS — 100.00%		$693,732,926
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $91,566,129 and $93,081,365, respectively, representing 13.42% of net assets.
(c)	All or a portion of the security is on loan at June 29, 2018.
(d)	Security in bankruptcy at June 29, 2018.
(e)	Security in default; some interest payments received during the last 12 months. At June 29, 2018, the aggregate cost and fair value of such securities was $1,021,000 and $765,750.
(f)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default; no interest payments received during the last 12 months. At June 29, 2018, the aggregate cost and fair value of such securities was $945,155 and $467,851.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West Loomis Sayles Bond Fund
ASSETS:
Investments in securities, fair value (including $58,652,323 of securities on loan)(a)	$727,487,293
Repurchase agreements, fair value(b)	60,017,091
Cash	650,240
Dividends and interest receivable	6,784,902
Subscriptions receivable	413,857
Total Assets	795,353,383
LIABILITIES:
Payable for director fees	2,058
Payable for investments purchased	1,985,659
Payable for other accrued fees	110,501
Payable for shareholder services fees	71,664
Payable to investment adviser	302,837
Payable upon return of securities loaned	60,017,091
Redemptions payable	39,130,647
Total Liabilities	101,620,457
NET ASSETS	$693,732,926
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,685,853
Paid-in capital in excess of par	685,381,316
Net unrealized depreciation	(402,744)
Undistributed net investment income	1,274,018
Accumulated net realized gain	794,483
NET ASSETS	$693,732,926
NET ASSETS BY CLASS
Investor Class	$230,159,915
Institutional Class	$463,573,011
CAPITAL STOCK:
Authorized
Investor Class	80,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	17,535,737
Institutional Class	49,322,789
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.13
Institutional Class	$9.40
(a) Cost of investments	$727,890,037
(b) Cost of repurchase agreements	$60,017,091
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West Loomis Sayles Bond Fund
INVESTMENT INCOME:
Interest	$16,416,368
Income from securities lending	212,012
Dividends	288,916
Total Income	16,917,296
EXPENSES:
Management fees	1,913,907
Shareholder services fees – Investor Class	466,120
Audit and tax fees	18,427
Custodian fees	31,588
Director's fees	8,364
Legal fees	974
Pricing fees	21,208
Registration fees	25,022
Shareholder report fees	5,568
Transfer agent fees	4,238
Other fees	1,896
Total Expenses	2,497,312
Less amount waived by investment adviser	8,800
Net Expenses	2,488,512
NET INVESTMENT INCOME	14,428,784
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	1,033,595
Net change in unrealized depreciation on investments and foreign currency translations	(21,445,694)
Net Realized and Unrealized Loss	(20,412,099)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,983,315)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Loomis Sayles Bond Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$14,428,784	$28,544,416
Net realized gain (loss)	1,033,595	(2,846,035)
Net change in unrealized appreciation (depreciation)	(21,445,694)	21,213,671
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,983,315)	46,912,052
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,317,762)	(5,258,608)
Institutional Class	(10,240,095)	(16,421,470)
From net investment income	(13,557,857)	(21,680,078)
Total Distributions	(13,557,857)	(21,680,078)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	27,908,684	75,651,516
Institutional Class	48,361,574	117,075,873
Shares issued in reinvestment of distributions
Investor Class	3,317,762	5,258,608
Institutional Class	10,240,095	16,421,470
Shares redeemed
Investor Class	(80,672,570)	(121,745,301)
Institutional Class	(73,012,540)	(63,206,667)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(63,856,995)	29,455,499
Total Increase (Decrease) in Net Assets	(83,398,167)	54,687,473
NET ASSETS:
Beginning of Period	777,131,093	722,443,620
End of Period(a)	$693,732,926	$777,131,093
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,088,783	5,704,273
Institutional Class	5,010,526	12,075,542
Shares issued in reinvestment of distributions
Investor Class	252,301	395,974
Institutional Class	1,088,214	1,702,186
Shares redeemed
Investor Class	(6,069,794)	(9,170,577)
Institutional Class	(7,595,940)	(6,527,823)
Net Increase (Decrease)	(5,225,910)	4,179,575
(a) Including undistributed net investment income:	$1,274,018	$403,091
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$13.42	0.24	(0.36)	(0.12)	(0.17)	-	(0.17)	$13.13	(0.88%) (d)
12/31/2017	$12.85	0.47	0.33	0.80	(0.23)	-	(0.23)	$13.42	6.27%
12/31/2016	$11.88	0.52	0.82	1.34	(0.30)	(0.07)	(0.37)	$12.85	11.38%
12/31/2015	$13.20	0.46	(1.31)	(0.85)	(0.31)	(0.16)	(0.47)	$11.88	(6.55%)
12/31/2014	$13.72	0.50	(0.02)	0.48	(0.53)	(0.47)	(1.00)	$13.20	3.45%
12/31/2013	$13.28	0.55	0.50	1.05	(0.47)	(0.14)	(0.61)	$13.72	8.04%
Institutional Class
06/29/2018(Unaudited)	$ 9.68	0.19	(0.26)	(0.07)	(0.21)	-	(0.21)	$ 9.40	(0.77%) (d)
12/31/2017	$ 9.40	0.38	0.24	0.62	(0.34)	-	(0.34)	$ 9.68	6.68%
12/31/2016	$ 8.84	0.42	0.61	1.03	(0.40)	(0.07)	(0.47)	$ 9.40	11.79%
12/31/2015 (e)	$10.00	0.26	(0.97)	(0.71)	(0.31)	(0.14)	(0.45)	$ 8.84	(7.17%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$230,160	0.91% (g)	0.90% (g)	3.70% (g)	8% (d)
12/31/2017	$285,372	0.90%	0.90%	3.57%	19%
12/31/2016	$312,781	0.90%	0.90%	4.16%	20%
12/31/2015	$327,015	0.90%	0.90%	3.58%	35%
12/31/2014	$780,472	0.90%	0.90%	3.56%	21%
12/31/2013	$753,318	0.90%	0.90%	4.01%	20%
Institutional Class
06/29/2018 (Unaudited)	$463,573	0.55% (g)	0.55% (g)	4.05% (g)	8% (d)
12/31/2017	$491,759	0.55%	0.55%	3.91%	19%
12/31/2016	$409,663	0.55%	0.55%	4.51%	20%
12/31/2015 (e)	$392,917	0.55% (g)	0.55% (g)	4.07% (g)	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LOOMIS SAYLES BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein.The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

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Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 29, 2018

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Corporate Bonds and Notes	$ —	$ 417,640,141	$ —	$ 417,640,141
Convertible Bonds	—	18,926,237	—	18,926,237
Foreign Government Bonds and Notes	—	50,007,083	—	50,007,083
Mortgage-Backed Securities	—	268,710	—	268,710
Municipal Bonds and Notes	—	4,047,291	—	4,047,291
U.S. Treasury Bonds and Notes	—	77,531,967	—	77,531,967
Common Stock	4,547,830	—	—	4,547,830
Convertible Preferred Stock	—	124,136	—	124,136
Preferred Stock	956,336	5,879,681	—	6,836,017
Short Term Investments	—	207,574,972	—	207,574,972
Total Assets	$ 5,504,166	$ 782,000,218	$ 0	$ 787,504,384
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - June 29, 2018

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$787,907,128
Gross unrealized appreciation on investments	29,671,990
Gross unrealized depreciation on investments	(30,074,734)
Net unrealized depreciation on investments	$(402,744)
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.52% of the Fund’s average daily net assets up to $1 billion dollars, 0.47% of the Fund’s average daily net assets over $1 billion dollars and 0.42% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of June 29, 2018	Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimursed Fees by the Adviser
$8,800	$16,264	$0

Semi-Annual Report - June 29, 2018

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $52,331,425 and $44,634,394, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $1,007,675, respectively.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $58,652,323 and received collateral as reported on the Statement of Assets and Liabilities of $60,017,091 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 29, 2018. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	23,474,868
Convertible Bonds	1,387,680
Foreign Government Bonds and Notes	1,750,193
U.S. Treasury Bonds and Notes	33,006,785
Common Stocks	228,723
Preferred Stock	168,842
Total secured borrowings	$60,017,091
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

6.  SUBSEQUENT EVENT
Effective August 24, 2018, the Great-West Loomis Sayles Bond Fund name will change to the Great-West Multi-Sector Bond Fund.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Loomis Sayles Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and a peer group of funds.
The Board noted that the Fund outperformed its benchmark for all periods reviewed for the one , three-, five- and ten-year periods ended December 31, 2017, the Fund’s Investor Class was in the second, third, first and first quartiles of its peer group, respectively (the first quartile being the best performers and the fourth quartile being the worst performers), and the Fund’s Institutional Class was in the second, second, first and first quartiles, respectively, for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a new structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was lower than the average and median contractual management fees of its respective peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio for each Class was below the average and median of its respective peer group and peer universe and in the first quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018